Inventory - Composition (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory
Percentage of carrying amount used as basis for inventory provision for each 6-month period without use or sale		20.00%
Total		$ 256,522	$ 295,258
Abnormal production costs		73,930
Brazil | Juiz de Fora
Inventory
Percentage of reduction in production capacity	40.00%
Cost/gross carrying amount
Inventory
Finished products		94,033	106,595
Semi-finished products		56,335	89,239
Raw materials		66,278	50,848
Auxiliary materials and consumables		68,950	76,974
Impairment
Inventory
Total		$ (29,074)	$ (28,398)	$ (23,437)